Financial instruments (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial instruments [Abstract]
Provision Impairment Accounts receivable at the beginning of the Period	$ 34,936	$ 31,616
Impairment loss (impairment gain and reversal of impairment loss) determined in accordance with IFRS 9	(2,967)	8,038	$ 7,198
Increase / (decrease) impairment of accounts receivable for the period to profit and loss	(2,967)	8,037
Use of Provision Applied to Accounts Receivable	(1,636)	(4,717)
Impairment of Accounts Receivable Provision at the Star of the Period (1)+(2)	32,634	34,936	$ 31,616
Trade and Other Receivables Provision	21,668	20,811
Current Related Party Receivables Provision	10,966	14,125
Recovery of Insurance	827	126
Impairment of Accounts Receivable Provision	32,634	34,936
Renegotiated Provision	2,056	2,580
Non-renegotiated Provision	$ 30,578	$ 32,356